Consolidated Statements Of Shareholders' Equity In Thousands, except Share data	Total USD ($)	Total CNY	Ordinary Shares USD ($)	Ordinary Shares CNY	Additional Paid-in Capital USD ($)	Additional Paid-in Capital CNY	Retained Earnings USD ($)	Retained Earnings CNY	Accumulated Other Comprehensive Loss USD ($)	Accumulated Other Comprehensive Loss CNY	Noncontrolling interests USD ($)	Noncontrolling interests CNY
Balances at Dec. 31, 2009		4,753,101		15		1,426,070		3,440,529		(113,513)
Balances (in shares) at Dec. 31, 2009				34,753,292
Net income		3,525,168						3,525,168
Other comprehensive income		(3,611)				254				(3,865)
Exercise of share-based awards (in shares)				96,380
Exercise of share-based awards		36,819				36,819
Share-based compensation		94,115				94,115
Balances at Dec. 31, 2010		8,405,592		15		1,557,258		6,965,697		(117,378)
Balances (in shares) at Dec. 31, 2010				34,849,672
Net income		6,630,602						6,638,637				(8,035)
Other comprehensive income		32,975								32,975
Business combination		104,832										104,832
Exercise of share-based awards (in shares)				64,445
Exercise of share-based awards		25,553				25,553
Share-based compensation		148,575				148,575
Equity issuance of subsidiaries		41,406				40,384						1,022
Balances at Dec. 31, 2011		15,389,535		15		1,771,770		13,604,334		(84,403)		97,819
Balances (in shares) at Dec. 31, 2011				34,914,117
Net income		10,447,082						10,456,028				(8,946)
Other comprehensive income		5,981								6,125		(144)
Business combination		32,507										32,507
Change of a subsidiary's noncontrolling interests		(1,259)										(1,259)
Acquisition of a subsidiary's shares from noncontrolling interests		(1,021)				(1,499)						478
Disposal of a subsidiary		5,253										5,253
Accretion of redeemable noncontrolling interests		(22,143)						(22,143)
Exercise of share-based awards (in shares)			51,593	51,593
Exercise of share-based awards		54,171				54,171
Share-based compensation		197,265				196,360						905
Equity issuance of subsidiaries		74,471				74,471
Balances at Dec. 31, 2012	$ 4,202,476	26,181,842	$ 2	15	$ 336,315	2,095,273	$ 3,858,400	24,038,219	$ (12,564)	(78,278)	$ 20,323	126,613
Balances (in shares) at Dec. 31, 2012			34,965,710